Submission	Dec. 10, 2024
Submission [Line Items]
Central Index Key	0001819848
Registrant Name	Joby Aviation, Inc.
Registration File Number	333-282809
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES